United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

811-8519

(Investment Company Act File Number)

Federated Core Trust
_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, Pennsylvania 15237-7000
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  12/31/08

Date of Reporting Period:  Six months ended 6/30/08

Item 1.                      Reports to Stockholders

Federated Inflation-Protected Securities Core Fund

A Portfolio of Federated Core Trust

SEMI-ANNUAL SHAREHOLDER REPORT
June 30, 2008

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE
NOT FDIC INSURED  MAY LOSE VALUE  NO BANK GUARANTEE

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended	Period Ended
	6/30/2008	12/31/2007	12/31/2006 [1]
Net Asset Value, Beginning of Period	$10.60	$10.00	$10.00
Income From Investment Operations:
Net investment income (loss)	0.35	0.58	(0.03)[2]
Net realized and unrealized gain on investments and futures contracts	0.17	0.61	0.04
TOTAL FROM INVESTMENT OPERATIONS	0.52	1.19	0.01
Less Distributions:
Distributions from net investment income	(0.35)	(0.58)	(0.00)[3,4]
Distributions from net realized gain on investments and futures contracts	(0.02)	(0.01)	(0.01)[4]
TOTAL DISTRIBUTIONS	(0.37)	(0.59)	(0.01)
Net Asset Value, End of Period	$10.75	$10.60	$10.00
Total Return[5]	4.95%	12.34%	0.13%
Ratios to Average Net Assets:
Net expenses	0.05%[6]	0.05%	0.05%[6]
Net investment income (loss)	6.55%[6]	5.68%	(1.69)%[6]
Expense waiver/reimbursement[7]	2.75%[6]	7.79%	12.34%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$11,633	$6,508	$2,400
Portfolio turnover	52%	29%	25%
1Reflects operations for the period from October 18, 2006 (date of initial investment) to December 31, 2006.

2Per share numbers have been calculated using the average shares method.

3Represents less than $0.01.

4Certain amounts have been reclassified to permit comparison, based on the final 2006 tax return. Net assets were not affected by this reclassification.

5Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

6Computed on an annualized basis.

7This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, to the extent applicable, including management fees, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2008 to June 30, 2008.

ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 1/1/2008	Ending Account Value 6/30/2008	Expenses Paid During Period[1]
Actual	$1,000	$1,049.50	$0.25
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,024.61	$0.25

1Expenses are equal to the Fund’s annualized net expense ratio of 0.05%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Portfolio of Investments Summary Table

At June 30, 2008, the Fund’s portfolio composition1 was as follows:

Type of Investments	Percentage of Total Net Assets
U.S. Treasury Inflation-Protected Securities (TIPS)	99.3%
Derivative Contracts[2,3]	(0.0)%
Cash Equivalents[4]	0.7%
Other Assets and Liabilities – Net[3,5]	0.0%
TOTAL	100.0%
1See the Fund’s Confidential Private Offering Memorandum for a description of the types of securities in which the Fund invests.

2Based upon net unrealized appreciation (depreciation) on the derivative contracts. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund’s performance may be larger than its net unrealized appreciation (depreciation) may indicate. In many cases, the notional value or notional principal amount of a derivative contract may provide a better indication of the contract’s significance to the portfolio. More complete information regarding the Fund’s direct investments in derivative contracts, including unrealized appreciation (depreciation) and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this report.

3Represents less than 0.1%.

4 Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.

5Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

June 30, 2008 (unaudited)

Principal Amount or Shares			Value
		U.S. TREASURY—99.3%
		Treasury Securities —99.3%
$319,512		U.S. Treasury Inflation-Protected Bond, 2.375%, 1/15/2027	$334,839
2,109,997		U.S. Treasury Inflation-Protected Bond, 3.875%, 4/15/2029	2,717,431
324,627		U.S. Treasury Inflation-Protected Note, 2.375%, 4/15/2011	344,118
691,288		U.S. Treasury Inflation-Protected Note, 2.500%, 7/15/2016	756,391
223,403		U.S. Treasury Inflation-Protected Note, 4.250%, 1/15/2010	239,670
111,319		U.S. Treasury Inflation-Protected Note, 3.875%, 1/15/2009	114,936
483,836		U.S. Treasury Inflation-Protected Note, 3.375%, 1/15/2012	534,790
592,819		U.S. Treasury Inflation-Protected Note, 2.000%, 1/15/2014	630,056
524,838		U.S. Treasury Inflation-Protected Note, 2.000%, 1/15/2016	553,560
615,132	[1]	U.S. Treasury Inflation-Protected Note, 1.625%, 1/15/2018	625,852
388,229		U.S. Treasury Inflation-Protected Note, 3.000%, 7/15/2012	426,748
742,575		U.S. Treasury Inflation-Protected Note, 1.875%, 7/15/2013	785,377
651,895		U.S. Treasury Inflation-Protected Note, 0.875%, 4/15/2010	663,303
1,639,752		U.S. Treasury Inflation-Protected Note, 1.875%, 7/15/2015	1,719,431
1,000,029		U.S. Treasury Inflation-Protected Note, 2.625%, 7/15/2017	1,105,658
		TOTAL U.S. TREASURY (IDENTIFIED COST $11,445,535)	11,552,160
		MUTUAL FUND—0.7%
78,790	[2,3]	Government Obligations Fund, Institutional Shares, 2.20% (AT NET ASSET VALUE)	78,790
		TOTAL INVESTMENTS—100.0% (IDENTIFIED COST $11,524,325)[4]	11,630,950
		OTHER ASSETS AND LIABILITIES – NET—0.0%[5]	1,635
		TOTAL NET ASSETS—100%	$11,632,585
At June 30, 2008, the Fund had the following outstanding futures contracts:

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
6 U.S. Treasury Notes 2 Year Long Futures	12	$2,534,438	September 2008	$(5,668)
6 U.S. Treasury Bond Short Futures	5	$577,969	September 2008	$(1,502)
TOTAL UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(7,170)
Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities – Net”.

1Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.

2Affiliated company.

37-Day net yield.

4Also represents cost for federal tax purposes.

5Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

6Non-income producing security.

Note: The categories of investments are shown as a percentage of total net assets at June 30, 2008.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of June 30, 2008, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 – Quoted Prices	$78,790	$(7,170)
Level 2 – Other Significant Observable Inputs	11,552,160	—
Level 3 – Significant Unobservable Inputs	—	—
Total	$11,630,950	$(7,170)
* Other financial instruments include futures contracts.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

June 30, 2008 (unaudited)

Assets:
Total investments in securities, at value including $78,790 of investments in an affiliated issuer (Note 5) (identified cost $11,524,325)		$11,630,950
Income receivable		98,451
Receivable for daily variation margin		1,625
TOTAL ASSETS		11,731,026
Liabilities:
Income distribution payable	$81,002
Payable for auditing fees	11,089
Payable for portfolio accounting fees	5,725
Accrued expenses	625
TOTAL LIABILITIES		98,441
Net assets for 1,082,273 shares outstanding		$11,632,585
Net Assets Consist of:
Paid-in capital		$11,447,143
Net unrealized appreciation of investments and futures contracts		99,455
Accumulated net realized gain on investments and futures contracts		85,953
Undistributed net investment income		34
TOTAL NET ASSETS		$11,632,585
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$11,632,585 ÷ 1,082,273 shares outstanding, no par value, unlimited shares authorized		$10.75
See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended June 30, 2008 (unaudited)

Investment Income:
Interest (net of TIPS deflation adjustment)			$327,382
Dividends received from an affiliated issuer (Note 5)			1,589
TOTAL INCOME			328,971
Expenses:
Administrative personnel and services fee (Note 5)		$74,590
Custodian fees		12,599
Transfer and dividend disbursing agent fees and expenses		6,756
Directors’/Trustees’ fees		1,346
Auditing fees		11,089
Legal fees		7,874
Portfolio accounting fees		22,911
Insurance premiums		2,338
Miscellaneous		208
TOTAL EXPENSES		139,711
Waiver and Reimbursement (Note 5):
Waiver of administrative personnel and services fee	$(74,590)
Reimbursement of other operating expenses	(62,388)
TOTAL WAIVER AND REIMBURSEMENT		(136,978)
Net expenses			2,733
Net investment income			326,238
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized gain on investments			82,341
Net realized gain on futures contracts			5,407
Net change in unrealized appreciation of investments			(54,376)
Net change in unrealized appreciation of futures contracts			(8,956)
Net realized and unrealized gain on investments and futures contracts			24,416
Change in net assets resulting from operations			$350,654
See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 6/30/2008	Year Ended 12/31/2007
Increase (Decrease) in Net Assets
Operations:
Net investment income	$326,238	$178,167
Net realized gain on investments and futures contracts	87,748	26,909
Net change in unrealized appreciation/depreciation of investments and futures contracts	(63,332)	159,045
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	350,654	364,121
Distributions to Shareholders:
Distributions from net investment income	(326,204)	(168,915)
Distributions from net realized gain on investments and futures contracts	(19,067)	(14,922)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(345,271)	(183,837)
Share Transactions:
Proceeds from sale of shares	10,250,000	3,995,000
Net asset value of shares issued to shareholders in payment of distributions declared	19,067	3,077
Cost of shares redeemed	(5,150,000)	(70,101)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	5,119,067	3,927,976
Change in net assets	5,124,450	4,108,260
Net Assets:
Beginning of period	6,508,135	2,399,875
End of period (including undistributed net investment income of $34 and $0, respectively)	$11,632,585	$6,508,135
See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

June 30, 2008 (unaudited)

1. ORGANIZATION
Federated Core Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of three diversified portfolios. The financial statements included herein are only those of Federated Inflation-Protected Securities Core Fund (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund’s investment objective is to provide total returns consistent with investment in inflation-protected securities. Currently, the Fund is only available for purchase by other Federated funds and their affiliates, or insurance company separate accounts, common or commingled trust funds or similar organizations or entities that are “accredited investors” within the meaning of Regulation D of the Securities Act of 1933.

2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

•
Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).

•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

•	Shares of other mutual funds are valued based upon their reported NAVs.

•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.

•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Inflation and deflation adjustments on Treasury Inflation-Protected Securities (TIPS) are included in interest income. Distributions of net investment income are declared daily and paid monthly.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund adopted the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), “Accounting for Uncertainty in Income Taxes”, on January 1, 2007. As of and during the six months ended June 30, 2008, the Fund did not have a liability for any unrecognized tax expenses. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2008, tax years 2004 through 2007 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund purchases financial futures contracts to manage cashflows, enhance yield and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. For the six months ended June 30, 2008, the Fund had a net realized gain on futures contracts of $5,407.

Futures contracts outstanding at period end are listed after the Fund’s portfolio of investments.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:

	Six Months Ended 6/30/2008	Year Ended 12/31/2007
Shares sold	946,206	380,510
Shares issued to shareholders in payment of distributions declared	1,700	290
Shares redeemed	(479,617)	(6,826)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	468,289	373,974

4. FEDERAL TAX INFORMATION
At June 30, 2008, the cost of investments for federal tax purposes was $11,524,325. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from futures contracts was $106,625. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $204,787 and net unrealized depreciation from investments for those securities having an excess of cost over value of $98,162.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund’s investment adviser (the “Adviser”), subject to direction of the Trustees. The Adviser provides investment adviser services at no fee, because all investors in the Fund are other Federated funds, insurance company separate accounts, common or commingled trust funds or similar organizations or entities that are “accredited investors” within the meaning of Regulation D of the 1933 Act.

The Adviser may voluntarily choose to reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary reimbursement at any time at its sole discretion. For the six months ended June 30, 2008, the Adviser voluntarily reimbursed $62,388 of other operating expenses.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended June 30, 2008, FAS waived its entire fee of $74,590.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. Transactions with the affiliated company during the six months ended June 30, 2008 were as follows:

Affiliate	Balance of Shares Held 12/31/2007	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 6/30/2008	Value	Dividend Income
Government Obligations Fund, Institutional Shares	347,953	1,171,712	1,440,875	78,790	$78,790	$1,589

6. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of June 30, 2008, there were no outstanding loans. During the six months ended June 30, 2008, the Fund did not utilize the LOC.

7. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of June 30, 2008, there were no outstanding loans. During the six months ended June 30, 2008, the program was not utilized.

8. LEGAL PROCEEDINGS
Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”), and various Federated funds (“Funds”) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated’s first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General (“NYAG”), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel have been defending this litigation, and none of the Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys’ fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

9. RECENT ACCOUNTING PRONOUNCEMENTS
In March 2008, FASB released Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" (FAS 161). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of adopting FAS 161 and its impact on the financial statements and the accompanying notes.

Evaluation and Approval of Advisory Contract –May 2008

FEDERATED INFLATION-PROTECTED SECURITIES CORE FUND (THE “FUND”)
The Fund’s Board reviewed the Fund’s investment advisory contract at meetings held in May 2008. The Board’s decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. The Fund is distinctive in that it is designed for the efficient management of a particular asset class and is made available for investment only to other Federated funds and a limited number of other accredited investors. In addition, the Adviser does not charge an investment advisory fee for its services although it or its affiliates may receive compensation for managing assets invested in the Fund.

The Federated funds’ Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

As previously noted, the Adviser does not charge an investment advisory fee for its services; however, the Board did consider compensation and benefits received by the Adviser, including fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser’s fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser’s cost of providing the services; the extent to which the Adviser may realize “economies of scale” as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser’s relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser’s services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund’s advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer’s evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board’s formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board has received information on particular matters as the need arose. Thus, the Board’s consideration of the advisory contract included review of the Senior Officer’s evaluation, accompanying data and additional reports covering such matters as: the Adviser’s investment philosophy, personnel and processes; investment and operating strategies; the Fund’s short- and long-term performance, and comments on the reasons for performance; the Fund’s investment objectives; the Fund’s overall expense structure; the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the Fund’s relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated’s responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board’s evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

Because the Adviser does not charge the Fund an investment advisory fee, the Fund’s Board does not consider fee comparisons to other mutual funds or other institutional or separate accounts to be relevant.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. Because the Adviser does not charge an investment advisory fee for its services, these reports generally cover fees received by Federated’s subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds’ administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive non-advisory fees and/or reimburse other expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated’s profit margins did not appear to be excessive and the Board agreed.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. In particular, due to the unusual nature of the Fund as primarily an internal product with no advisory fee, the Board does not consider the assessment of whether economies of scale would be realized if the Fund were to grow to some sufficient size to be relevant. With respect to the factors that were relevant, the Board’s decision to approve the contract reflects its determination that Federated’s performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio, as well as, a report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 are available, without charge and upon request, by calling 1-800-341-7400. These materials are also available at the SEC’s website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.)

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Cusip 31409N507

37174 (8/2008)

Federated Mortgage Core Portfolio

A Portfolio of Federated Core Trust
SEMI-ANNUAL SHAREHOLDER REPORT
June 30, 2008

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended December 31,
	6/30/2008	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$9.93	$9.88	$9.91	$10.18	$10.19	$10.32
Income From Investment Operations:
Net investment income	0.26	0.57	0.56	0.50	0.50	0.48
Net realized and unrealized gain (loss) on investments and futures contracts	(0.10)	0.05	(0.03)	(0.25)	(0.01)	(0.13)
TOTAL FROM INVESTMENT OPERATIONS	0.16	0.62	0.53	0.25	0.49	0.35
Less Distributions:
Distributions from net investment income	(0.27)	(0.57)	(0.56)	(0.52)	(0.50)	(0.48)
Distributions from net realized gain on investments	—	—	—	—	—	(0.00)[1]
TOTAL DISTRIBUTIONS	(0.27)	(0.57)	(0.56)	(0.52)	(0.50)	(0.48)
Net Asset Value, End of Period	$9.82	$9.93	$9.88	$9.91	$10.18	$10.19
Total Return[2]	1.65%	6.48%	5.49%	2.48%	4.95%	3.52%

Ratios to Average Net Assets:
Net expenses	0.00%[3]	0.02%	0.03%	0.03%	0.03%	0.03%
Net investment income	5.29%[3]	5.66%	5.55%	4.96%	4.93%	4.67%
Expense waiver/reimbursement[4]	0.10%[3]	0.08%	0.08%	0.08%	0.08%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$2,081,470	$1,879,760	$1,230,612	$949,405	$790,927	$767,012
Portfolio turnover[5]	18%	55%	109%	111%	47%	90%

1Represents less than $0.01.

2Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3Computed on an annualized basis.

4This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

5This calculation excludes purchases and sales from dollar-roll transactions.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, to the extent applicable, including management fees, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2008 to June 30, 2008.

ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 1/1/2008	Ending Account Value 6/30/2008	Expenses Paid During Period[1]
Actual	$1,000	$1,016.50	$0.00
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,024.86	$0.00

1Expenses are equal to the Fund’s annualized net expense ratio of 0.00%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Portfolio of Investments Summary Table

At June 30, 2008, the Fund’s portfolio composition1 was as follows:

Type of Investments	Percentage of Total Net Assets
U.S. Government Agency Mortgage-Backed Securities	86.5%
U.S. Government Agency Adjustable Rate Mortgage Securities	9.9%
Non-Agency Mortgage-Backed Securities	7.9%
Cash Equivalents[2]	9.6%
Repurchase Agreements – Collateral[3]	0.9%
Other Assets and Liabilities – Net[4]	(14.8)%
TOTAL	100.0%

1See the Fund’s Confidential Private Offering Memorandum for a description of the principal types of securities in which the Fund invests.

2Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.

3Includes repurchase agreements purchased with cash collateral received in securities lending and/or dollar-roll transactions, as well as cash covering when-issued and delayed delivery transactions.

4Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

June 30, 2008 (unaudited)

Principal Amount or Shares			Value
		ADJUSTABLE RATE MORTGAGES—9.9%
		Federal Home Loan Mortgage Corporation—3.1%
$19,266,976		ARM, 4.468%, 4/1/2038	$18,998,375
6,958,535		ARM, 4.646%, 5/1/2038	6,912,595
7,595,056		ARM, 5.745%, 1/1/2037	7,749,434
17,891,625		ARM, 5.783%, 5/1/2037	18,268,333
12,503,203		ARM, 5.885%, 2/1/2037	12,706,818
		TOTAL	64,635,555
		Federal National Mortgage Association—6.8%
9,449,104		ARM, 3.850%, 7/1/2034	9,487,406
10,343,603		ARM, 4.660%, 8/1/2035	10,326,681
8,925,534		ARM, 4.670%, 8/1/2034	8,888,654
18,207,291		ARM, 4.790%, 6/1/2038	17,991,207
7,709,622		ARM, 4.870%, 6/1/2038	7,647,475
1,497,625		ARM, 5.260%, 1/1/2037	1,528,760
21,243,644		ARM, 5.540%, 8/1/2036 - 2/1/2047	21,650,631
5,217,324		ARM, 5.600%, 2/1/2037	5,324,457
14,645,132		ARM, 5.620%, 4/1/2036	14,896,852
14,300,257		ARM, 5.710%, 2/1/2037	14,620,097
10,086,544		ARM, 5.740%, 3/1/2036	10,314,752
8,480,580		ARM, 5.900%, 10/1/2036	8,685,030
10,264,370		ARM, 5.980%, 7/1/2036	10,497,330
		TOTAL	141,859,332
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $205,725,512)	206,494,887
		COLLATERALIZED MORTGAGE OBLIGATIONS—17.3%
		Federal Home Loan Mortgage Corporation—5.2%
20,469,898		REMIC 3144 FB, 2.821%, 4/15/2036	20,019,274
16,056,144		REMIC 3160 FD, 2.801%, 5/15/2036	15,636,531
11,207,810		REMIC 3175 FE, 2.781%, 6/15/2036	10,907,796
29,002,905		REMIC 3179 FP, 2.851%, 7/15/2036	28,575,167
4,587,827		REMIC 3206 FE, 2.871%, 8/15/2036	4,473,969
17,807,497		REMIC 3260 PF, 2.771%, 1/15/2037	17,241,369
12,461,057		REMIC 3296 YF, 2.871%, 3/15/2037	11,846,323
		TOTAL	108,700,429
		Federal National Mortgage Association—4.2%
2,990,443		REMIC 2005-63 FC, 2.733%, 10/25/2031	2,895,604
15,569,365		REMIC 2006-104 FY, 2.823%, 11/25/2036	15,173,613
20,122,925		REMIC 2006-115 EF, 2.843%, 12/25/2036	19,553,140
4,323,910		REMIC 2006-43 FL, 2.883%, 6/25/2036	4,230,792
10,979,516		REMIC 2006-58 FP, 2.783%, 7/25/2036	10,710,372
18,933,015		REMIC 2006-81 FB, 2.833%, 9/25/2036	18,501,044
16,589,752		REMIC 2006-85 PF, 2.863%, 9/25/2036	16,215,697
		TOTAL	87,280,262
		Non-Agency Mortgage—7.9%
14,037,317		Bank of America Mortgage Securities 2007-3, Class 1A1, 6.000%, 9/25/2037	13,200,123
14,510,645		Chase Mortgage Finance Corp. 2004-S3, Class 1A1, 5.000%, 3/25/2034	12,589,703
14,960,106		Citicorp Mortgage Securities, Inc. 2007-4, Class 2A1, 5.500%, 5/25/2022	14,411,854
7,305,659		Countrywide Home Loans 2005-21, Class A2, 5.500%, 10/25/2035	6,782,730
15,209,925		Countrywide Home Loans 2007-14, Class A18, 6.000%, 9/25/2037	14,363,108
14,228,673		Countrywide Home Loans 2007-17, Class 3A1, 6.750%, 10/25/2037	13,623,679
13,833,315		Countrywide Home Loans 2007-18, Class 2A1, 6.500%, 11/25/2037	13,266,374
9,289,212		Credit Suisse Mortgage Capital Certificate 2007-4, Class 4A2, 5.500%, 6/25/2037	9,041,677
13,937,823		Indymac IMJA Mortgage Loan Trust 2007-A2, Class 2A1, 6.500%, 10/25/2037	13,366,600
13,861,202		Lehman Mortgage Trust 2007-8, Class 2A2, 6.500%, 8/25/2037	13,015,894
16,005,897		Lehman Mortgage Trust 2007-9, Class 1A1, 6.000%, 10/25/2037	15,051,296
6,936,664		Residential Funding Mortgage Securities I 2005-SA3, Class 3A, 5.236%, 8/25/2035	6,678,264
14,750,430		Structured Asset Securities Corp. 2005-17, Class 5A1, 5.500%, 10/25/2035	13,399,606
6,474,361		Wells Fargo Mortgage Backed Securities Trust 2003-18, Class A2, 5.250%, 12/25/2033	5,765,547
		TOTAL	164,556,455
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $373,773,402)	360,537,146
		MORTGAGE-BACKED SECURITIES—77.1%
		Federal Home Loan Mortgage Corporation—41.2%
48,193,775		4.500%, 6/1/2019 - 9/1/2021	47,112,865
192,864,281		5.000%, 7/1/2019 - 6/1/2036	186,827,259
236,589,006	[1]	5.500%, 3/1/2021 - 7/1/2038	234,645,056
299,958,870	[1]	6.000%, 5/1/2014 - 8/1/2038	303,451,729
75,718,900		6.500%, 7/1/2014 - 8/1/2038	77,826,342
5,756,017		7.000%, 12/1/2011 - 9/1/2037	6,057,518
874,060		7.500%, 12/1/2022 - 7/1/2031	933,139
732,751		8.000%, 11/1/2009 - 3/1/2031	782,160
18,150		8.500%, 9/1/2025	19,623
40,185		9.000%, 5/1/2017	43,324
1,797		9.500%, 4/1/2021	2,003
		TOTAL	857,701,018
		Federal National Mortgage Association—34.9%
9,226,341		4.500%, 12/1/2019	9,074,408
65,113,091		5.000%, 7/1/2034 - 2/1/2036	62,695,537
268,700,000		5.500%, 2/1/2009 - 8/1/2037	265,870,278
278,037,311	[1]	6.000%, 12/1/2013 - 7/1/2038	280,852,059
78,037,804		6.500%, 2/1/2009 - 7/1/2038	80,407,256
24,285,197		7.000%, 7/1/2010 - 6/1/2037	25,533,302
1,143,001		7.500%, 6/1/2011 - 6/1/2033	1,210,317
397,573		8.000%, 7/1/2023 - 3/1/2031	423,995
18,085		9.000%, 11/1/2021 - 6/1/2025	19,662
		TOTAL	726,086,814
		Government National Mortgage Association—1.0%
14,048,159		6.000%, 10/15/2028 - 6/15/2037	14,299,868
1,838,511		6.500%, 10/15/2028 - 2/15/2032	1,917,205
1,568,782		7.000%, 11/15/2027 - 2/15/2032	1,659,420
585,688		7.500%, 4/15/2029 - 1/15/2031	624,269
852,963		8.000%, 2/15/2010 - 11/15/2030	919,959
132,386		8.500%, 3/15/2022 - 11/15/2030	144,995
2,120		9.500%, 10/15/2020	2,382
246,025		12.000%, 4/15/2015 - 6/15/2015	282,542
		TOTAL	19,850,640
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $1,583,506,378)	1,603,638,472
		MUTUAL FUND—9.6%
199,762,080	[2,3]	Government Obligations Fund, Institutional Shares, 2.20% (AT NET ASSET VALUE)	199,762,080
		REPURCHASE AGREEMENT—0.9%
$18,807,000	[4]	Interest in $75,278,000 joint repurchase agreement 2.25%, dated 6/12/2008 under which Credit Suisse First Boston Corp. will repurchase securities provided as collateral for $75,428,556 on 7/14/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 5/15/2038 and the market value of those underlying securities was $77,624,156 (segregated pending settlement of dollar-roll transactions). (AT COST)	18,807,000
		TOTAL INVESTMENTS—114.8% (IDENTIFIED COST $2,381,574,372)[5]	2,389,239,585
		OTHER ASSETS AND LIABILITIES – NET—(14.8)%[6]	(307,769,695)
		TOTAL NET ASSETS—100%	$2,081,469,890

1All or a portion of these securities may be subject to dollar-roll transactions.

2Affiliated company.

37-Day net yield.

4Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days’ notice.

5The cost of investments for federal tax purposes amounts to $2,380,385,407.

6Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities. A significant portion of this balance is the result of dollar-roll transactions as of June 30, 2008.

Note: The categories of investments are shown as a percentage of total net assets at June 30, 2008.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of June 30, 2008, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$199,762,080
Level 2 – Other Significant Observable Inputs	2,189,477,505
Level 3 – Significant Unobservable Inputs	—
TOTAL	$2,389,239,585

The following acronyms are used throughout this portfolio:

ARM	—Adjustable Rate Mortgage
REMIC	—Real Estate Mortgage Investment Conduit

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

June 30, 2008 (unaudited)

Assets:
Total investments in securities, at value including $199,762,080 of investments in an affiliated issuer (Note 5) (identified cost $2,381,574,372)		$2,389,239,585
Income receivable		9,232,021
Receivable for investments sold		208,107,380
Receivable from Adviser		177,039
TOTAL ASSETS		2,606,756,025
Liabilities:
Payable for investments purchased	$523,844,569
Payable for shares redeemed	1,015,000
Income distribution payable	363,424
Accrued expenses	63,142
TOTAL LIABILITIES		525,286,135
Net assets for 212,043,482 shares outstanding		$2,081,469,890
Net Assets Consist of:
Paid-in capital		$2,107,558,215
Net unrealized appreciation of investments		7,665,213
Accumulated net realized loss on investments and futures contracts		(31,333,043)
Distributions in excess of net investment income		(2,420,495)
TOTAL NET ASSETS		$2,081,469,890
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$2,081,469,890 ÷ 212,043,482 shares outstanding, no par value, unlimited shares authorized		$9.82
See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended June 30, 2008 (unaudited)

Investment Income:
Interest			$49,614,331
Dividends received from an affiliated issuer (Note 5)			1,284,060
TOTAL INCOME			50,898,391
Expenses:
Administrative personnel and services fee (Note 5)		$751,824
Custodian fees		40,615
Transfer and dividend disbursing agent fees and expenses		9,154
Directors’/Trustees’ fees		10,279
Auditing fees		11,934
Legal fees		8,478
Portfolio accounting fees		88,205
Insurance premiums		5,052
Miscellaneous		3,322
TOTAL EXPENSES		928,863
Waiver and Reimbursement (Note 5):
Waiver of administrative personnel and services fee	$(751,824)
Reimbursement of other operating expenses	(177,039)
TOTAL WAIVER AND REIMBURSEMENT		(928,863)
Net expenses			—
Net investment income			50,898,391
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized gain on investments			2,315,534
Net realized gain on futures contracts			2,611,078
Net change in unrealized appreciation of investments			(25,377,772)
Net realized and unrealized loss on investments and futures contracts			(20,451,160)
Change in net assets resulting from operations			$30,447,231
See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 6/30/2008	Year Ended 12/31/2007
Increase (Decrease) in Net Assets
Operations:
Net investment income	$50,898,391	$87,288,058
Net realized gain (loss) on investments and futures contracts	4,926,612	(6,373,518)
Net change in unrealized appreciation/depreciation of investments and futures contracts	(25,377,772)	19,397,993
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	30,447,231	100,312,533
Distributions to Shareholders:
Distributions from net investment income	(53,424,477)	(89,466,830)
Share Transactions:
Proceeds from sale of shares	328,460,031	726,641,657
Net asset value of shares issued to shareholders in payment of distributions declared	51,254,272	82,501,277
Cost of shares redeemed	(155,027,000)	(170,840,790)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	224,687,303	638,302,144
Change in net assets	201,710,057	649,147,847
Net Assets:
Beginning of period	1,879,759,833	1,230,611,986
End of period (including undistributed (distributions in excess of) net investment income of $(2,420,495) and $105,591, respectively)	$2,081,469,890	$1,879,759,833
See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

June 30, 2008 (unaudited)

1. ORGANIZATION
Federated Core Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of three diversified portfolios. The financial statements included herein are only those of Federated Mortgage Core Portfolio (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund’s investment objective is to provide total return. The Fund is an investment vehicle used by the other Federated funds that invest some of their assets in mortgage-backed securities. Currently, the Fund is only available for purchase by other Federated funds and their affiliates, or insurance company separate accounts, common or commingled trust funds or similar organizations or entities that are “accredited investors” within the meaning of Regulation D of the Securities Act of 1933.

2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

•
Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).

•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

•	Shares of other mutual funds are valued based upon their reported NAVs.

•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.

•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed-income securities are amortized/accreted. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund adopted the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), “Accounting for Uncertainty in Income Taxes,” on January 1, 2007. As of and during the six months ended June 30, 2008, the Fund did not have a liability for any unrecognized tax expenses. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2008, tax years 2004 through 2007 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

The Fund may transact in To Be Announced Securities (TBAs). As with other delayed delivery transactions, a seller agrees to issue TBAs at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms such as issuer, interest rate and terms of underlying mortgages. The Fund records TBAs on the trade date utilizing information associated with the specified terms of the transaction as opposed to the specific mortgages. TBAs are marked to market daily and begin earning interest on the settlement date. Losses may occur due to the fact that the actual underlying mortgages received may be less favorable than those anticipated by the Fund.

Futures Contracts

The Fund purchases financial futures contracts to manage cashflows, enhance yield and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. For the six months ended June 30, 2008, the Fund had a net realized gain on futures contracts of $2,611,078.

At June 30, 2008, the Fund had no outstanding futures contracts.

Dollar-Roll Transactions

The Fund may engage in dollar-roll transactions in which the Fund sells mortgage-backed securities with a commitment to buy similar (same type, coupon and maturity), but not identical mortgage-backed securities on a future date at a lower price. Normally, one or both securities involved are TBA mortgage-backed securities. The Fund treats dollar-roll transactions as purchases and sales. Dollar-rolls are subject to interest rate risk and credit risks.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
	Six Months Ended 6/30/2008	Year Ended 12/31/2007
Shares sold	33,153,729	73,800,201
Shares issued to shareholders in payment of distributions declared	5,145,012	8,388,050
Shares redeemed	(15,525,017)	(17,411,893)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	22,773,724	64,776,358

4. FEDERAL TAX INFORMATION

At June 30, 2008, the cost of investments for federal tax purposes was $2,380,385,407. The net unrealized appreciation of investments for federal tax purposes was $8,854,178. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $24,635,686 and net unrealized depreciation from investments for those securities having an excess of cost over value of $15,781,508.

At December 31, 2007, the Fund had a capital loss carryforward of $37,970,435 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2012	$6,069,029
2013	$6,890,426
2014	$18,701,202
2015	$6,309,778

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund’s investment adviser (the “Adviser”), subject to direction of the Trustees. The Adviser provides investment adviser services at no fee, because all investors in the Fund are other Federated funds, insurance company separate accounts, common or commingled trust funds or similar organizations or entities that are “accredited investors” within the meaning of Regulation D of the 1933 Act. The Adviser may voluntarily choose to reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary reimbursement at any time. For the six months ended June 30, 2008, the Adviser voluntarily reimbursed $177,039 of other operating expenses.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended June 30, 2008, FAS waived its entire fee of $751,824.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. Transactions with the affiliated company during the six months ended June 30, 2008 were as follows:

Affiliate	Balance of Shares Held 12/31/2007	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 6/30/2008	Value	Dividend Income
Government Obligations Fund, Institutional Shares	—	508,158,337	308,396,257	199,762,080	$199,762,080	$1,284,060

6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended June 30, 2008, were as follows:

Purchases	$6,593,255
Sales	$9,851,395

7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of June 30, 2008, there were no outstanding loans. During the six months ended June 30, 2008, the Fund did not utilize the LOC.

8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of June 30, 2008, there were no outstanding loans. During the six months ended June 30, 2008, the program was not utilized.

9. LEGAL PROCEEDINGS
Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”), and various Federated funds (“Funds”) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated’s first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General (“NYAG”), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel have been defending this litigation, and none of the Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys’ fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

10. RECENT ACCOUNTING PRONOUNCEMENTS
In March 2008, FASB released Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (FAS 161). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of adopting FAS 161 and its impact on the financial statements and the accompanying notes.

Evaluation and Approval of Advisory Contract – May 2008

FEDERATED MORTGAGE CORE PORTFOLIO (THE “FUND”)
The Fund’s Board reviewed the Fund’s investment advisory contract at meetings held in May 2008. The Board’s decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. The Fund is distinctive in that it is designed for the efficient management of a particular asset class and is made available for investment only to other Federated funds and a limited number of other accredited investors. In addition, the Adviser does not charge an investment advisory fee for its services although it or its affiliates may receive compensation for managing assets invested in the Fund.

The Federated funds’ Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

As previously noted, the Adviser does not charge an investment advisory fee for its services; however, the Board did consider compensation and benefits received by the Adviser, including fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser’s fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser’s cost of providing the services; the extent to which the Adviser may realize “economies of scale” as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser’s relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser’s services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund’s advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer’s evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board’s formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board has received information on particular matters as the need arose. Thus, the Board’s consideration of the advisory contract included review of the Senior Officer’s evaluation, accompanying data and additional reports covering such matters as: the Adviser’s investment philosophy, personnel and processes; investment and operating strategies; the Fund’s short- and long-term performance, and comments on the reasons for performance; the Fund’s investment objectives; the Fund’s overall expense structure; the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the Fund’s relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated’s responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board’s evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

Because the Adviser does not charge the Fund an investment advisory fee, the Fund’s Board does not consider fee comparisons to other mutual funds or other institutional or separate accounts to be relevant.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. Because the Adviser does not charge an investment advisory fee for its services, these reports generally cover fees received by Federated’s subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds’ administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive non-advisory fees and/or reimburse other expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated’s profit margins did not appear to be excessive and the Board agreed.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. In particular, due to the unusual nature of the Fund as primarily an internal product with no advisory fee, the Board does not consider the assessment of whether economies of scale would be realized if the Fund were to grow to some sufficient size to be relevant. With respect to the factors that were relevant, the Board’s decision to approve the contract reflects its determination that Federated’s performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio, as well as, a report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 are available, without charge and upon request, by calling 1-800-341-7400. These materials are also available at the SEC’s website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Cusip 31409N200

31866 (8/08)

High Yield Bond Portfolio

A Portfolio of Federated Core Trust

SEMI-ANNUAL SHAREHOLDER REPORT
June 30, 2008

FINANCIAL HIGHLIGHTS

SHAREHOLDER EXPENSE EXAMPLE

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

PORTFOLIO OF INVESTMENTS

STATEMENT OF ASSETS AND LIABILITIES

STATEMENT OF OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

NOTES TO FINANCIAL STATEMENTS

EVALUATION AND APPROVAL OF ADVISORY CONTRACT

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

QUARTERLY PORTFOLIO SCHEDULE

NOT FDIC INSURED  MAY LOSE VALUE  NO BANK GUARANTEE

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended December 31,
	6/30/2008	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$6.61	$6.88	$6.71	$7.08	$6.93	$6.11
Income From Investment Operations:
Net investment income	0.29	0.58	0.58	0.57 [1]	0.58	0.60
Net realized and unrealized gain (loss) on investments, swap contracts and foreign currency transactions	(0.34)	(0.28)	0.17	(0.34)	0.17	0.82
TOTAL FROM INVESTMENT OPERATIONS	(0.05)	0.30	0.75	0.23	0.75	1.42
Less Distributions:
Distributions from net investment income	(0.29)	(0.57)	(0.58)	(0.60)	(0.60)	(0.60)
Net Asset Value, End of Period	$6.27	$6.61	$6.88	$6.71	$7.08	$6.93
Total Return[2]	(0.77)%	4.48%	11.67%	3.44%	11.40%	24.32%

Ratios to Average Net Assets:
Net expenses	0.03%[3]	0.03%	0.03%	0.03%	0.03%	0.03%
Net investment income	9.02%[3]	8.20%	8.45%	8.28%	8.39%	8.95%
Expense waiver/reimbursement[4]	0.08%[3]	0.08%	0.08%	0.08%	0.08%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$948,539	$843,319	$823,555	$936,652	$1,127,462	$1,198,678
Portfolio turnover	8%	35%	33%	34%	43%	38%
1Per share numbers have been calculated using the average shares method.

2Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3Computed on an annualized basis.

4This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including to the extent applicable, management fees, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2008 to June 30, 2008.

ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 1/1/2008	Ending Account Value 6/30/2008	Expenses Paid During Period[1]
Actual	$1,000	$992.30	$0.15
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,024.71	$0.15

1	Expenses are equal to the Fund’s annualized net expense ratio of 0.03%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Portfolio of Investments Summary Table

At June 30, 2008, the Fund’s index classification1 was as follows:

Index Classification	Percentage of Total Net Assets
Health Care	9.8%
Media – Non-Cable	8.6%
Industrial – Other	5.8%
Energy	5.7%
Food & Beverage	5.6%
Technology	5.5%
Gaming	4.9%
Utility – Electric	4.8%
Consumer Products	4.5%
Utility – Natural Gas	4.4%
Wireless Communications	4.1%
Aerospace/Defense	3.7%
Chemicals	3.5%
Automotive	3.5%
Retailers	3.1%
Financial Institutions	3.0%
Other[2]	16.8%
Cash Equivalents[3]	1.1%
Other Assets and Liabilities – Net[4]	1.6%
TOTAL	100.0%

1Index classifications are based upon, and individual portfolio securities are assigned to, the classifications and sub-classifications of the Lehman Brothers High Yield 2% Issuer Constrained Index (LBHY2%ICI). Individual portfolio securities that are not included in the LBHY2%ICI are assigned to an index classification by the Fund’s adviser.

2For purposes of this table, index classifications which constitute less than 2.5% of the Fund’s total net assets have been aggregated under the designation “Other.”

3Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.

4Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

June 30, 2008 (unaudited)

Principal Amount or Shares			Value
		CORPORATE BONDS—97.2%
		Aerospace / Defense—3.7%
$3,400,000		Alliant Techsystems, Inc., Sr. Sub. Note, 6.75%, 4/1/2016	$3,315,000
2,825,000		DRS Technologies, Inc., Sr. Note, 6.625%, 2/1/2016	2,881,500
2,250,000		Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Notes, Sr. Sub. Note, Series WI, 9.75%, 4/1/2017	2,261,250
2,275,000		Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Notes, Sr. Unsecd. Note, Series WI, 8.875%, 4/1/2015	2,297,750
2,625,000		L-3 Communications Corp., Sr. Sub. Note, 6.125%, 1/15/2014	2,474,063
4,575,000		L-3 Communications Corp., Sr. Sub. Note, 6.125%, 7/15/2013	4,346,250
2,275,000		L-3 Communications Holdings, Inc., Sr. Sub. Note, 5.875%, 1/15/2015	2,110,063
2,225,000		L-3 Communications Holdings, Inc., Sr. Sub. Note, Series B, 6.375%, 10/15/2015	2,091,500
3,800,000	[1,2]	Sequa Corp., Sr. Note, 11.75%, 12/1/2015	3,401,000
1,650,000	[1,2]	Sequa Corp., Sr. PIK Deb., 13.50%, 12/1/2015	1,526,250
3,700,000		TransDigm, Inc., Sr. Sub. Note, 7.75%, 7/15/2014	3,672,250
2,800,000	[1,2]	US Investigations Services, Inc., Sr. Note, 10.50%, 11/1/2015	2,590,000
2,250,000	[1,2]	US Investigations Services, Inc., Sr. Sub. Note, 11.75%, 5/1/2016	1,946,250
		TOTAL	34,913,126
		Automotive—3.5%
3,025,000		Cooper-Standard Automotive, Inc., Sr. Sub. Note, 8.375%, 12/15/2014	2,238,500
3,950,000		Ford Motor Co., Unsecd. Note, 7.45%, 7/16/2031	2,320,625
3,675,000		Ford Motor Credit Co., Floating Rate Note - Sr. Note, 5.46%, 1/13/2012	2,614,094
6,650,000		Ford Motor Credit Co., Note, 7.25%, 10/25/2011	5,158,425
2,200,000		Ford Motor Credit Co., Sr. Note, 9.875%, 8/10/2011	1,855,275
5,200,000		Ford Motor Credit Co., Sr. Unsecd. Note, 8.00%, 12/15/2016	3,788,533
12,950,000		General Motors Corp., Deb., 7.40%, 9/1/2025	6,734,000
3,150,000		General Motors Corp., Note, 8.375%, 7/15/2033	1,882,125
2,375,000		Tenneco Automotive, Inc., Sr. Sub. Note, 8.625%, 11/15/2014	2,107,813
5,025,000		United Components, Inc., Sr. Sub. Note, 9.375%, 6/15/2013	4,723,500
		TOTAL	33,422,890
		Building Materials—0.7%
1,500,000		Norcraft Holdings LP, Sr. Disc. Note, 0/9.75%, 9/1/2012	1,404,375
925,000		Nortek Holdings, Inc., Sr. Disc. Note, 0/10.75%, 3/1/2014	425,500
2,100,000		Nortek Holdings, Inc., Sr. Sub. Note, 8.50%, 9/1/2014	1,354,500
2,000,000		Panolam Industries International, Inc., Sr. Sub. Note, 10.75%, 10/1/2013	1,590,000
1,575,000	[1,2]	Ply Gem Industries, Inc., Sr. Secd. Note, 11.75%, 6/15/2013	1,452,938
		TOTAL	6,227,313
		Chemicals—3.5%
1,075,000	[1,2]	Airgas, Inc., 7.125%, 10/1/2018	1,085,750
4,450,000		Chemtura Corp., Sr. Note, 6.875%, 6/1/2016	3,871,500
2,410,000		Compass Minerals International, Inc., Sr. Disc. Note, 12.00%, 6/1/2013	2,548,575
3,675,000		Hexion U.S. Finance Corp., Sr. Secd. Note, 9.75%, 11/15/2014	3,344,250
2,450,000	[1,2]	Invista, Unit, 9.25%, 5/1/2012	2,517,375
2,025,000		Koppers Holdings, Inc., Sr. Disc. Note, 0/9.875%, 11/15/2014	1,842,750
1,969,000		Koppers, Inc., Sr. Secd. Note, 9.875%, 10/15/2013	2,077,295
3,250,000	[1,2]	Mosaic Co./The, Sr. Note, 7.875%, 12/1/2016	3,477,500
1,400,000		Nalco Co., Sr. Disc. Note, 0/9.00%, 2/1/2014	1,295,000
950,000		Nalco Co., Sr. Note, 7.75%, 11/15/2011	954,750
3,050,000		Nalco Co., Sr. Sub. Note, 8.875%, 11/15/2013	3,141,500
2,500,000	[1,2]	Nell AF SARL, Sr. Note, 8.375%, 8/15/2015	1,600,000
3,950,000		Terra Capital, Inc., Company Guarantee, Series B, 7.00%, 2/1/2017	3,890,750
925,000		Union Carbide Corp., Deb., 7.50%, 6/1/2025	908,001
1,100,000		Union Carbide Corp., Sr. Deb., 7.875%, 4/1/2023	1,102,646
		TOTAL	33,657,642
		Construction Machinery—0.5%
5,600,000		Rental Service Corp., Sr. Note, 9.50%, 12/1/2014	4,704,000
		Consumer Products—4.5%
4,450,000		AAC Group Holding Corp., Sr. Disc. Note, 0/10.25%, 10/1/2012	4,272,000
957,183		AAC Group Holding Corp., Sr. PIK Deb., Series WI, 14.75%, 10/1/2012	885,394
2,406,000		American Achievement Corp., Sr. Sub. Note, 8.25%, 4/1/2012	2,369,910
2,675,000		American Greetings Corp., Sr. Note, 7.375%, 6/1/2016	2,621,500
2,475,000		Church and Dwight, Inc., Sr. Sub. Note, 6.00%, 12/15/2012	2,388,375
5,525,000		Jarden Corp., Sr. Sub. Note, 7.50%, 5/1/2017	4,834,375
3,850,000		Jostens Holding Corp., Discount Bond, 0/10.25%, 12/1/2013	3,753,750
6,100,000		Jostens IH Corp., Sr. Sub. Note, 7.625%, 10/1/2012	6,023,750
4,125,000		Sealy Mattress Co., Sr. Sub. Note, 8.25%, 6/15/2014	3,403,125
3,200,000		True Temper Sports, Inc., Sr. Sub. Note, 8.375%, 9/15/2011	2,096,000
10,100,000		Visant Holding Corp., Sr. Note, 8.75%, 12/1/2013	9,948,500
		TOTAL	42,596,679
		Energy—5.7%
3,800,000		Basic Energy Services, Inc., Company Guarantee, 7.125%, 4/15/2016	3,714,500
1,300,000		Chesapeake Energy Corp., Company Guarantee, 6.875%, 11/15/2020	1,228,500
8,525,000		Chesapeake Energy Corp., Sr. Note, 6.875%, 1/15/2016	8,269,250
1,325,000		Chesapeake Energy Corp., Sr. Note, 7.50%, 9/15/2013	1,331,625
1,650,000		Cie Generale de Geophysique, Company Guarantee, 7.50%, 5/15/2015	1,654,125
2,550,000		Cie Generale de Geophysique, Sr. Unsecd. Note, 7.75%, 5/15/2017	2,565,937
2,100,000		Cimarex Energy Co., Sr. Note, 7.125%, 5/1/2017	2,073,750
3,900,000		Complete Production Services, Inc., Sr. Note, 8.00%, 12/15/2016	3,914,625
1,975,000	[1,2]	Forest Oil Corp., 7.25%, 6/15/2019	1,905,875
2,900,000		Forest Oil Corp., Sr. Note, 7.25%, 6/15/2019	2,798,500
4,825,000	[1,2]	Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Note, 7.75%, 11/1/2015	4,656,125
700,000	[1,2]	Petroplus Finance LTD, Company Guarantee, 6.75%, 5/1/2014	637,000
4,100,000	[1,2]	Petroplus Finance LTD, Company Guarantee, 7.00%, 5/1/2017	3,638,750
2,800,000		Pioneer Natural Resources, Inc., Bond, 6.875%, 5/1/2018	2,644,636
1,200,000		Plains Exploration & Production Co., Sr. Note, 7.00%, 3/15/2017	1,158,000
2,000,000		Plains Exploration & Production Co., Sr. Note, 7.625%, 6/1/2018	2,010,000
2,500,000		Plains Exploration & Production Co., Sr. Note, 7.75%, 6/15/2015	2,531,250
1,625,000		Range Resources Corp., Sr. Sub. Note, 6.375%, 3/15/2015	1,560,000
850,000		Range Resources Corp., Sr. Sub. Note, 7.25%, 5/1/2018	847,875
1,150,000		Range Resources Corp., Sr. Sub. Note, 7.375%, 7/15/2013	1,152,875
1,400,000		Sandridge Energy, Inc., 8.00%, 6/1/2018	1,414,000
1,950,000	[1,2]	Southwestern Energy Co., Sr. Note, 7.50%, 2/1/2018	2,018,037
		TOTAL	53,725,235
		Entertainment—1.5%
1,750,000		AMC Entertainment, Inc., Sr. Sub. Note, 8.00%, 3/1/2014	1,561,875
4,750,000		Cinemark, Inc., Sr. Disc. Note, 0/9.75%, 3/15/2014	4,536,250
2,475,000	[1,2]	Hard Rock Park Operations LLC, Sr. Secd. Note, 7.383%, 4/1/2012	2,140,875
1,500,000		Universal City Development Partners Ltd., Sr. Note, 11.75%, 4/1/2010	1,545,000
4,400,000		Universal City Florida Holding Co., Floating Rate Note, 7.623%, 5/1/2010	4,268,000
		TOTAL	14,052,000
		Environmental—1.0%
2,375,000		Allied Waste North America, Inc., Note, Series B, 7.125%, 5/15/2016	2,375,000
1,475,000		Allied Waste North America, Inc., Sr. Note, 7.25%, 3/15/2015	1,478,687
3,850,000		Allied Waste North America, Inc., Sr. Secd. Note, 6.875%, 6/1/2017	3,782,625
1,500,000		Browning-Ferris Industries, Inc., Deb., 9.25%, 5/1/2021	1,627,500
		TOTAL	9,263,812
		Financial Institutions—3.0%
4,200,000		American Real Estate Partners LP Finance, Sr. Note, 7.125%, 2/15/2013	3,832,500
13,400,000		General Motors Acceptance Corp., 6.875%, 9/15/2011	9,637,709
4,425,000		General Motors Acceptance Corp., 8.00%, 11/1/2031	2,886,786
2,350,000		General Motors Acceptance Corp., Note, 7.00%, 2/1/2012	1,635,144
1,225,000		Lender Processing Services, Sr. Note, 8.125%, 7/1/2016	1,232,656
6,175,000	[1,2]	Nuveen Investments, Sr. Note, 10.50%, 11/15/2015	5,727,313
4,300,000		iPayment Holdings, Inc., Sr. Sub. Note, Series WI, 9.75%, 5/15/2014	3,655,000
		TOTAL	28,607,108
		Food & Beverage—5.6%
5,150,000		ASG Consolidated LLC, Sr. Disc. Note, 0/11.50%, 11/1/2011	4,789,500
4,625,000		Aramark Corp., Sr. Note, 8.50%, 2/1/2015	4,555,625
2,250,000		Aramark Services, Inc., Floating Rate Note - Sr. Note, 6.373%, 2/1/2015	2,115,000
4,125,000		B&G Foods Holdings Corp., Sr. Note, 8.00%, 10/1/2011	4,073,437
2,175,000		Constellation Brands, Inc., 8.375%, 12/15/2014	2,213,062
2,050,000		Constellation Brands, Inc., Sr. Note, 7.25%, 5/15/2017	1,927,000
775,000		Constellation Brands, Inc., Sr. Note, 7.25%, 9/1/2016	732,375
5,750,000		Dean Foods Co., Company Guarantee, 7.00%, 6/1/2016	5,016,875
3,650,000		Del Monte Corp., Sr. Sub. Note, 6.75%, 2/15/2015	3,494,875
2,775,000	[1,2]	Eurofresh, Inc., Sr. Note, 11.50%, 1/15/2013	1,887,000
4,125,000		Michael Foods, Inc., Sr. Sub. Note, 8.00%, 11/15/2013	4,083,750
2,575,000	[3]	Pierre Foods, Inc., Sr. Sub. Note, 9.875%, 7/15/2012	296,125
5,000,000		Pilgrim’s Pride Corp., Sr. Sub. Note, 8.375%, 5/1/2017	3,700,000
2,625,000		Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Sr. Note, Series WI, 9.25%, 4/1/2015	2,323,125
4,000,000		Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Sr. Sub. Note, Series WI, 10.625%, 4/1/2017	3,220,000
5,975,000		Reddy Ice Group, Inc., Sr. Disc. Note, 0/10.50%, 11/1/2012	5,063,813
4,500,000		Smithfield Foods, Inc., Sr. Note, 7.75%, 7/1/2017	3,757,500
		TOTAL	53,249,062
		Gaming—4.9%
4,025,000	[1,2]	Fontainebleu Las Vegas Holdings LLC/Fontainebleu Las Vegas, Second Mortgage Notes, 10.25%, 6/15/2015	2,636,375
2,475,000		Global Cash Access LLC, Sr. Sub. Note, 8.75%, 3/15/2012	2,444,062
3,925,000	[1,2]	Great Canadian Gaming Corp., Sr. Sub. Note, 7.25%, 2/15/2015	3,826,875
3,300,000	[1,4]	Herbst Gaming, Inc., Sr. Sub. Note, 7.00%, 11/15/2014	528,000
4,975,000	[1,2]	Indianapolis Downs LLC /Indiana Downs Capital Corp., Sr. Secd. Note, 11.00%, 11/1/2012	4,552,125
565,913	[1,2]	Indianapolis Downs LLC /Indiana Downs Capital Corp., Sub. PIK Note, 15.50%, 11/1/2013	540,447
3,475,000		Jacobs Entertainment, Inc., Sr. Note, 9.75%, 6/15/2014	2,623,625
10,200,000		MGM Mirage, Sr. Note, 5.875%, 2/27/2014	8,313,000
1,250,000		MGM Mirage, Sr. Note, 7.50%, 6/1/2016	1,034,375
4,000,000		MGM Mirage, Sr. Note, 8.50%, 9/15/2010	3,970,000
3,050,000		Penn National Gaming, Inc., Sr. Sub. Note, 6.75%, 3/1/2015	2,973,750
3,250,000	[1,2]	San Pasqual Casino Development Group, Inc., Sr. Note, 8.00%, 9/15/2013	2,973,750
3,975,000	[1,2]	Shingle Springs Tribal Gaming, Sr. Note, 9.375%, 6/15/2015	3,249,563
2,275,000	[1,2]	Tunica-Biloxi Gaming Authority, Sr. Unsecd. Note, 9.00%, 11/15/2015	2,218,125
5,225,000		Wynn Las Vegas LLC, 1st Mtg. Note, 6.625%, 12/1/2014	4,807,000
		TOTAL	46,691,072
		Health Care—9.8%
3,975,000		AMR Holding Co./Emcare Holding Co., Sr. Sub. Note, 10.00%, 2/15/2015	4,233,375
4,400,000		Accellent, Inc., Sr. Sub., 10.50%, 12/1/2013	4,048,000
2,425,000	[1,2]	Bausch & Lomb, Inc., Sr. Note, 9.875%, 11/1/2015	2,443,187
3,550,000		Bio Rad Laboratories, Inc., Sr. Sub. Note, 6.125%, 12/15/2014	3,372,500
600,000	[1,2]	Biomet, Inc., Sr. Note, 10.375%, 10/15/2017	639,000
4,900,000	[1,2]	Biomet, Inc., Sr. Sub. Note, 11.625%, 10/15/2017	5,218,500
3,500,000		CRC Health Corp., Sr. Sub. Note, 10.75%, 2/1/2016	2,887,500
1,975,000		Fisher Scientific International, Inc., Sr. Sub. Note, 6.125%, 7/1/2015	1,968,269
4,100,000		HCA, Inc., Sr. Note, 7.50%, 11/6/2033	3,177,500
11,025,000		HCA, Inc., Sr. Secd. 2nd Priority Note, 9.625%, 11/15/2016	11,383,313
8,375,000		HCA, Inc., Sr. Secd. Note, 9.25%, 11/15/2016	8,647,187
4,425,000		National Mentor Holdings, Inc., Sr. Sub. Note, 11.25%, 7/1/2014	4,568,813
5,350,000		Omnicare, Inc., Sr. Sub. Note, 6.875%, 12/15/2015	4,975,500
2,700,000		Psychiatric Solutions, Inc., Sr. Sub. Note, 7.75%, 7/15/2015	2,686,500
4,400,000		United Surgical Partners International, Inc., 9.25%, 5/1/2017	4,070,000
1,775,000		Universal Hospital Services, Inc., Floating Rate Note - Sr. Secured Note, 6.303%, 6/1/2015	1,668,500
2,075,000		Universal Hospital Services, Inc., Sr. Secd. Note, 8.50%, 6/1/2015	2,085,375
5,300,000		VWR Funding, Inc., Unsecd. Note, Series WI, 10.25%, 7/15/2015	4,915,750
1,275,000		Vanguard Health Holdings II, Company Guarantee, 0/11.25%, 10/1/2015	1,128,375
4,125,000		Vanguard Health Holdings II, Sr. Sub. Note, 9.00%, 10/1/2014	4,104,375
1,525,000		Ventas Realty LP, Sr. Note, 6.50%, 6/1/2016	1,464,000
4,850,000		Ventas Realty LP, Sr. Note, 6.625%, 10/15/2014	4,680,250
2,275,000		Ventas Realty LP, Sr. Note, 7.125%, 6/1/2015	2,232,344
1,775,000		Ventas Realty LP, Sr. Note, 9.00%, 5/1/2012	1,868,187
5,175,000	[1,2]	Viant Holdings, Inc., Company Guarantee, 10.125%, 7/15/2017	4,424,625
		TOTAL	92,890,925
		Industrial - Other—5.8%
4,700,000		ALH Finance LLC/ALH Finance Corp., Sr. Sub. Note, 8.50%, 1/15/2013	4,324,000
1,950,000		American Tire Distributors, Inc., Sr. Note, 10.75%, 4/1/2013	1,803,750
4,200,000	[1,2]	Baker & Taylor Acquisition Corp., Sr. Secd. Note, 11.50%, 7/1/2013	3,780,000
4,650,000		Baldor Electric Co., Sr. Note, 8.625%, 2/15/2017	4,696,500
2,925,000		Belden CDT, Inc., Sr. Sub. Note, 7.00%, 3/15/2017	2,822,625
700,000		Da-Lite Screen Co., Inc., Sr. Note, 9.50%, 5/15/2011	675,500
750,000	[1,2]	ESCO Corp., Floating Rate Note - Sr. Note, 6.651%, 12/15/2013	708,750
1,950,000	[1,2]	ESCO Corp., Sr. Note, 8.625%, 12/15/2013	1,979,250
5,375,000		Education Management LLC, Sr. Sub. Note, 10.25%, 6/1/2016	4,971,875
1,850,000		General Cable Corp., Floating Rate Note - Sr. Note, 5.072%, 4/1/2015	1,651,125
3,350,000		General Cable Corp., Sr. Note, 7.125%, 4/1/2017	3,207,625
2,025,000		Hawk Corp., Sr. Note, 8.75%, 11/1/2014	2,062,969
3,800,000		Interline Brands, Inc., Sr. Sub. Note, 8.125%, 6/15/2014	3,686,000
4,975,000	[1,2]	Knowledge Learning Corp., Sr. Sub. Note, 7.75%, 2/1/2015	4,601,875
775,000		Mueller Water Products, Inc., Sr. Sub. Note, Series WI, 7.375%, 6/1/2017	666,500
2,900,000	[1,2]	SPX Corp., Sr. Unsecd. Note, 7.625%, 12/15/2014	2,947,125
4,250,000		Sensus Metering Systems, Inc., Sr. Sub. Note, 8.625%, 12/15/2013	4,058,750
1,775,000		Stanadyne Corp., Sr. Sub. Note, 10.00%, 8/15/2014	1,730,625
2,175,000		Superior Essex Communications LLC, Sr. Note, 9.00%, 4/15/2012	2,229,375
2,300,000		Valmont Industries, Inc., Sr. Sub. Note, 6.875%, 5/1/2014	2,294,250
		TOTAL	54,898,469
		Lodging—0.9%
1,000,000		Host Hotels & Resorts LP, Sr. Note, 6.875%, 11/1/2014	925,000
1,150,000		Host Marriott LP, Note, Series Q, 6.75%, 6/1/2016	1,026,375
3,125,000		Host Marriott LP, Unsecd. Note, 7.125%, 11/1/2013	2,921,875
1,525,000		Royal Caribbean Cruises Ltd., Sr. Note, 7.00%, 6/15/2013	1,357,250
2,650,000		Royal Caribbean Cruises Ltd., Sr. Note, 7.25%, 6/15/2016	2,332,000
		TOTAL	8,562,500
		Media - Cable—1.4%
5,650,000		Charter Communications Holdings II, Sr. Note, 10.25%, 9/15/2010	5,494,625
4,200,000		Kabel Deutschland GMBH, Company Guarantee, 10.625%, 7/1/2014	4,315,500
1,225,000	[1,2]	Videotron Ltee, 9.125%, 4/15/2018	1,286,250
1,950,000		Videotron Ltee, Sr. Note, 6.375%, 12/15/2015	1,818,375
		TOTAL	12,914,750
		Media - Non-Cable—8.6%
3,446,823		Affinity Group Holding, Inc., Sr. Note, 10.875%, 2/15/2012	3,050,438
900,000		Affinity Group, Inc., Sr. Sub. Note, 9.00%, 2/15/2012	796,500
1,450,000		DIRECTV Holdings LLC, Sr. Note, 6.375%, 6/15/2015	1,366,625
3,735,000		DIRECTV Holdings LLC, Sr. Note, 8.375%, 3/15/2013	3,865,725
1,925,000		Dex Media, Inc., Discount Bond, 0/9.00%, 11/15/2013	1,386,000
4,725,000		Echostar DBS Corp., Sr. Note, 6.625%, 10/1/2014	4,382,437
5,200,000		Idearc, Inc., Company Guarantee, 8.00%, 11/15/2016	3,295,500
11,350,000		Intelsat Jackson Ltd., Sr. Note, 11.25%, 6/15/2016	11,548,625
1,475,000		Lamar Media Corp., Sr. Sub. Note, 6.625%, 8/15/2015	1,349,625
1,825,000		Lamar Media Corp., Sr. Sub. Note, 6.625%, 8/15/2015	1,669,875
2,100,000		Lamar Media Corp., Sr. Sub. Note, 7.25%, 1/1/2013	2,029,125
1,350,000		Lamar Media Corp., Sr. Unsecd. Note, Series C, 6.625%, 8/15/2015	1,235,250
4,575,000	[1,2]	Medimedia USA, Inc., Sr. Sub. Note, 11.375%, 11/15/2014	4,597,875
4,850,000	[1,2]	Newport Television LLC, Sr. Note, 13.00%, 3/15/2017	4,292,250
1,375,000		Quebecor Media, Inc., Sr. Unsecd. Note, Series WI, 7.75%, 3/15/2016	1,285,625
2,700,000		Quebecor Media, Inc., Sr. Unsecd. Note, Series WI, 7.75%, 3/15/2016	2,524,500
2,600,000		R.H. Donnelly Corp, Sr. Disc. Note, Series A-2, 6.875%, 1/15/2013	1,560,000
5,700,000	[1,2]	R.H. Donnelly Corp, Sr. Note, 8.875%, 10/15/2017	3,420,000
2,700,000		R.H. Donnelly Corp, Sr. Note, Series A-3, 8.875%, 1/15/2016	1,633,500
4,264,000		R.H. Donnelly Corp, Sr. Sub. Note, Series B, 9.875%, 8/15/2013	3,848,260
4,808,000	[1,2]	Rainbow National Services LLC, Sr. Sub. Note, 10.375%, 9/1/2014	5,132,540
6,575,000	[1,2]	Readers Digest Association, Inc., Sr. Sub. Note, 9.00%, 2/15/2017	4,832,625
5,550,000		Southern Graphics Systems, Inc., Sr. Sub. Note, Series WI, 12.00%, 12/15/2013	5,119,875
4,725,000	[1,2]	Univision Television Group, Inc., Sr. Note, 9.75%, 3/15/2015	3,496,500
5,000,000	[1,2]	WDAC Subsidiary Corp., Sr. Note, 8.375%, 12/1/2014	3,825,000
		TOTAL	81,544,275
		Metals & Mining—1.1%
1,825,000		Aleris International, Inc., Sr. Note, 9.00%, 12/15/2014	1,462,281
2,325,000		Aleris International, Inc., Sr. Sub. Note, 10.00%, 12/15/2016	1,714,687
5,100,000		Freeport-McMoRan Copper & Gold, Inc., Sr. Note, 8.375%, 4/1/2017	5,388,864
2,025,000		Novelis, Inc., Company Guarantee, 7.25%, 2/15/2015	1,923,750
		TOTAL	10,489,582
		Packaging—1.7%
3,925,000		Ball Corp., Sr. Note, 6.625%, 3/15/2018	3,836,687
4,650,000		Berry Plastics Corp., Sr. Secd. Note, 8.875%, 9/15/2014	4,045,500
5,625,000		Crown Americas LLC, Sr. Note, 7.75%, 11/15/2015	5,653,125
1,475,000		Owens-Brockway Glass Container, Inc., Company Guarantee, 8.25%, 5/15/2013	1,519,250
600,000	[1,2]	Rock-Tenn Co., 9.25%, 3/15/2016	639,000
520,679	[1,4]	Russell Stanley Holdings, Inc., Sr. Sub. Note, 9.00%, 11/30/2008	24,160
		TOTAL	15,717,722
		Paper—1.2%
6,275,000		Graphic Packaging International Corp., Sr. Sub. Note, 9.50%, 8/15/2013	6,024,000
875,000		NewPage Corp., Sr. Secd. Note, 10.00%, 5/1/2012	890,313
4,625,000		NewPage Corp., Sr. Sub. Note, 12.00%, 5/1/2013	4,694,375
		TOTAL	11,608,688
		Restaurants—0.9%
2,450,000		Dave & Buster’s, Inc., Sr. Note, 11.25%, 3/15/2014	2,511,250
4,075,000		NPC International, Inc., 9.50%, 5/1/2014	3,545,250
3,100,000	[1,2]	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Sr. Secd. Note, 5.276%, 3/15/2014	2,619,500
		TOTAL	8,676,000
		Retailers—3.1%
2,925,000		AutoNation, Inc., Company Guarantee, 7.00%, 4/15/2014	2,617,875
925,000		AutoNation, Inc., Floating Rate Note - Sr. Note, 4.713%, 4/15/2013	786,250
1,325,000		Claire’s Stores, Inc., Company Guarantee, 10.50%, 6/1/2017	546,562
4,275,000		Couche-Tard Financing Corp., Sr. Sub. Note, 7.50%, 12/15/2013	4,242,937
3,606,000		FTD, Inc., Sr. Sub. Note, 7.75%, 2/15/2014	3,633,045
4,775,000		General Nutrition Center, Company Guarantee, 7.199%, 3/15/2014	4,058,750
3,575,000		NBC Acquisition Corp., Sr. Disc. Note, 11.00%, 3/15/2013	2,985,125
4,450,000		Nebraska Book Co., Inc., Sr. Sub. Note, 8.625%, 3/15/2012	3,693,500
6,350,000		The Yankee Candle Co., Inc., Sr. Sub. Note, 9.75%, 2/15/2017	4,603,750
2,750,000		United Auto Group, Inc., Sr. Sub. Note, 7.75%, 12/15/2016	2,420,000
		TOTAL	29,587,794
		Services—1.5%
4,325,000	[1,2]	Ceridian Corp., Sr. Unsecd. Note, 11.25%, 11/15/2015	3,935,750
3,800,000		KAR Holdings, Inc., 10.00%, 5/1/2015	3,211,000
6,475,000		West Corp., Company Guarantee, 11.00%, 10/15/2016	5,503,750
1,750,000		West Corp., Sr. Note, 9.50%, 10/15/2014	1,583,750
		TOTAL	14,234,250
		Technology—5.5%
4,625,000		Activant Solutions, Inc., Sr. Sub. Note, 9.50%, 5/1/2016	3,676,875
5,025,000	[1,2]	Compucom System, Inc., Sr. Sub. Note, 12.50%, 10/1/2015	4,673,250
1,550,000		Deluxe Corp., 5.125%, 10/1/2014	1,232,250
1,475,000		Deluxe Corp., Sr. Unsecd. Note, 7.375%, 6/1/2015	1,298,000
5,750,000	[1,2]	First Data Corp., Company Guarantee, 9.875%, 9/24/2015	5,009,687
1,425,000		Freescale Semiconductor, Inc., Company Guarantee, 9.125%, 12/15/2014	1,115,062
4,925,000		Freescale Semiconductor, Inc., Sr. Note, 8.875%, 12/15/2014	4,026,187
4,500,000	[1,2]	Open Solutions, Inc., Sr. Sub. Note, 9.75%, 2/1/2015	3,690,000
3,525,000		SERENA Software, Inc., Sr. Sub. Note, 10.375%, 3/15/2016	3,295,875
3,600,000		SS&C Technologies, Inc., Sr. Sub. Note, 11.75%, 12/1/2013	3,798,000
5,200,000		Seagate Technology HDD Holdings, Sr. Note, 6.80%, 10/1/2016	4,771,000
1,268,000		Smart Modular Technologies, Inc., Sr. Secd. Note, 8.1975%, 4/1/2012	1,274,340
3,700,000		SunGard Data Systems, Inc., Sr. Note, Series WI, 9.125%, 8/15/2013	3,755,500
6,850,000		SunGard Data Systems, Inc., Sr. Sub. Note, Series WI, 10.25%, 8/15/2015	6,918,500
3,750,000		Unisys Corp., Sr. Unsecd. Note, 12.50%, 1/15/2016	3,768,750
		TOTAL	52,303,276
		Tobacco—0.4%
3,825,000		Reynolds American, Inc., Sr. Secd. Note, 7.75%, 6/1/2018	3,999,994
		Transportation—1.7%
1,025,000	[4,5]	AmeriTruck Distribution Corp., Sr. Sub. Note, 12.25%, 11/15/2005	0
4,775,000	[1,2]	CEVA Group PLC, Sr. Note, 10.00%, 9/1/2014	4,930,187
1,900,000		Hertz Corp., Sr. Note, 8.875%, 1/1/2014	1,748,000
5,150,000		Hertz Corp., Sr. Sub. Note, 10.50%, 1/1/2016	4,712,250
1,550,000		Kansas City Southern Railway Company, 8.00%, 6/1/2015	1,573,250
1,425,000		Stena AB, Sr. Note, 7.00%, 12/1/2016	1,369,781
2,225,000		Stena AB, Sr. Note, 7.50%, 11/1/2013	2,205,531
1,050,000	[4,5]	The Holt Group, Inc., Company Guarantee, 9.75%, 1/15/2006	0
		TOTAL	16,538,999
		Utility - Electric—4.8%
950,000		CMS Energy Corp., Sr. Note, 6.875%, 12/15/2015	941,743
5,850,000		Dynegy Holdings, Inc., Sr. Note, 7.75%, 6/1/2019	5,352,750
6,350,000		Edison Mission Energy, Sr. Note, 7.75%, 6/15/2016	6,350,000
2,900,000		Edison Mission Energy, Sr. Unsecd. Note, 7.00%, 5/15/2017	2,726,000
800,000	[1,2]	Energy Future Holdings Corp., Company Guarantee, 10.875%, 11/1/2017	812,000
916,975	[1,2]	FPL Energy National Wind, Note, 6.125%, 3/25/2019	908,411
4,050,000	[1,2]	Intergen NV, Sr. Secd. Note, 9.00%, 6/30/2017	4,212,000
4,075,000		NRG Energy, Inc., Sr. Note, 7.25%, 2/1/2014	3,901,813
1,225,000		NRG Energy, Inc., Sr. Note, 7.375%, 1/15/2017	1,160,688
5,275,000		NRG Energy, Inc., Sr. Note, 7.375%, 2/1/2016	4,978,281
5,025,000		Sierra Pacific Resources, Sr. Note, Series WI, 6.75%, 8/15/2017	4,912,063
850,000		TECO Finance, Inc., Unsub., Series WI, 6.75%, 5/1/2015	860,414
6,825,000	[1,2]	Texas Competitive Electric Holdings Co. LLC, Company Guarantee, 10.25%, 11/1/2015	6,722,625
2,175,000	[1,2]	Texas Competitive Electric Holdings Co. LLC, Sr. Note, 10.25%, 11/1/2015	2,142,375
		TOTAL	45,981,163
		Utility - Natural Gas—4.4%
2,200,000		AmeriGas Partners LP, Sr. Note, 7.125%, 5/20/2016	2,051,500
2,300,000		AmeriGas Partners LP, Sr. Unsecd. Note, 7.25%, 5/20/2015	2,162,000
1,300,000		El Paso Corp., Sr. Note, 7.80%, 8/1/2031	1,318,060
1,775,000		El Paso Corp., Sr. Note, 8.05%, 10/15/2030	1,827,054
4,175,000		Holly Energy Partners LP, Sr. Note, 6.25%, 3/1/2015	3,799,250
1,400,000	[1,2]	Inergy LP, Company Guarantee, 8.25%, 3/1/2016	1,386,000
4,675,000		Inergy LP, Sr. Note, 6.875%, 12/15/2014	4,371,125
3,375,000	[1,2]	MarkWest Energy Partners LP, Sr. Note, 8.75%, 4/15/2018	3,467,813
725,000		Pacific Energy Partners LP, Sr. Note, 6.25%, 9/15/2015	721,079
2,250,000		Pacific Energy Partners LP, Sr. Note, 7.125%, 6/15/2014	2,272,277
3,582,000		Regency Energy Partners LP, Sr. Unsecd. Note, 8.375%, 12/15/2013	3,680,505
2,975,000		Southern Star Central Corp., Sr. Note, 6.75%, 3/1/2016	2,841,125
4,050,000		Tennessee Gas Pipeline, Bond, 8.375%, 6/15/2032	4,551,337
1,100,000		Tennessee Gas Pipeline, Sr. Deb., 7.50%, 4/1/2017	1,165,538
2,275,000		Transcontinental Gas Pipe Corp., Sr. Note, 8.875%, 7/15/2012	2,530,938
3,500,000		Williams Cos., Inc., Note, 7.625%, 7/15/2019	3,692,500
		TOTAL	41,838,101
		Wireless Communications—4.1%
2,750,000	[1,2]	Alltel Corp., Sr. Unsecd. Note, 10.375%, 12/1/2017	3,190,000
1,400,000		Centennial Communication Corp., Floating Rate Note - Sr. Note, 8.448%, 1/1/2013	1,358,000
1,300,000		Centennial Communication Corp., Sr. Unsecd. Note, 8.125%, 2/1/2014	1,293,500
2,750,000		Centennial Communications Corp., Sr. Note, 10.00%, 1/1/2013	2,805,000
2,950,000	[1,2]	Digicel Ltd., Sr. Note, 8.875%, 1/15/2015	2,791,437
2,540,299	[1,2]	Digicel Ltd., Sr. Note, 9.125%, 1/15/2015	2,403,758
1,475,000	[1,2]	Digicel Ltd., Sr. Note, 9.25%, 9/1/2012	1,524,781
5,425,000		MetroPCS Wireless, Inc., Sr. Note, 9.25%, 11/1/2014	5,248,688
4,875,000		Nextel Communications, Inc., Sr. Note, Series D, 7.375%, 8/1/2015	4,048,873
3,200,000		Rogers Wireless, Inc., 6.375%, 3/1/2014	3,209,578
2,250,000		Rogers Wireless, Inc., Sr. Sub. Note, 8.00%, 12/15/2012	2,334,375
4,425,000		Sprint Nextel Corp., Unsecd. Note, 6.00%, 12/1/2016	3,811,505
4,300,000		US Unwired, Inc., Sr. Secd. Note, 10.00%, 6/15/2012	4,396,836
		TOTAL	38,416,331
		Wireline Communications—2.2%
2,750,000		Citizens Communications Co., 9.00%, 8/15/2031	2,488,750
3,950,000	[1,2]	FairPoint Communications, Inc., Sr. Note, 13.125%, 4/1/2018	3,890,750
9,950,000		Qwest Corp., Note, 8.875%, 3/15/2012	10,198,750
2,025,000		Valor Telecommunications Enterprises, Sr. Note, 7.75%, 2/15/2015	2,080,677
1,750,000		Windstream Corp., Sr. Note, 8.625%, 8/1/2016	1,754,375
		TOTAL	20,413,302
		TOTAL CORPORATE BONDS (IDENTIFIED COST $987,525,196)	921,726,060
		COMMON STOCKS- & WARRANTS - 0.1%
		Consumer Products—0.0%
1,003	[1,4]	Sleepmaster LLC	10
		Industrial - Other—0.0%
91,630	[1,4]	Neenah Enterprises, Inc., Warrants	227,242
		Media - Cable—0.1%
29,925		Virgin Media, Inc.	407,279
		Media - Non-Cable—0.0%
1,800	[4]	XM Satellite Radio, Inc., Warrants	900
		Metals & Mining—0.0%
57,533	[1,4]	Royal Oak Mines, Inc.	892
		Other—0.0%
171	[1,4]	CVC Claims Litigation LLC	0
		Packaging—0.0%
5	[1,4]	Pliant Corp.	0
57,000	[1,4]	Russell Stanley Holdings, Inc.	0
		TOTAL	0
		TOTAL COMMON STOCKS & WARRANTS (IDENTIFIED COST $4,152,748)	636,323
		MUTUAL FUND—1.1%
10,884,457	[6,7]	Prime Value Obligations Fund, Institutional Shares, 2.63% (AT NET ASSET VALUE)	10,884,457
		TOTAL INVESTMENTS—-98.4% (IDENTIFIED COST $1,002,562,401)[8]	933,246,840
		OTHER ASSETS AND LIABILITIES – NET –1.6%[9]	15,292,099
		TOTAL NET ASSETS – 100%	$948,538,939
1Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At June 30, 2008, these restricted securities amounted to $179,560,278, which represented 18.9% of total net assets.

2Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees (the “Trustees”). At June 30, 2008, these liquid restricted securities amounted to $178,779,974, which represented 18.8% of total net assets.

3On July 15, 2008, this security did not pay its scheduled semi-annual interest payment.

4Non-income producing security.

5Principal amount and interest were not paid upon final maturity.

6Affiliated company.

77-Day net yield.

8The cost of investments for federal tax purposes amounts to $1,002,581,815.

9Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at June 30, 2008.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of June 30, 2008, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$11,291,736
Level 2 – Other Significant Observable Inputs	921,702,800
Level 3 – Significant Unobservable Inputs	252,304
TOTAL	$933,246,840

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities
Balance as of January 1, 2008	$2,749,880
Accrued discount	29,575
Realized loss	(227,916)
Change in unrealized appreciation	1,071,041
Net sales	(3,370,276)
Balance as of June 30, 2008	$252,304
The following acronym is used throughout this portfolio:

PIK	—Payment in Kind
See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

June 30, 2008 (unaudited)

Assets:
Total investments in securities, at value including $10,884,457 of investments in an affiliated issuer (Note 5) (identified cost $1,002,562,401)		$933,246,840
Cash		417,734
Income receivable		19,195,781
Receivable for investments sold		154,328
TOTAL ASSETS		953,014,683
Liabilities:
Payable for investments purchased	$2,121,895
Payable for shares redeemed	1,380,178
Income distribution payable	956,161
Payable for Directors’/Trustees’ fees	949
Accrued expenses	16,561
TOTAL LIABILITIES		4,475,744
Net assets for 151,257,648 shares outstanding		$948,538,939
Net Assets Consist of:
Paid-in capital		$1,198,609,689
Net unrealized depreciation of investments		(69,315,561)
Accumulated net realized loss on investments, swap contracts and foreign currency transactions		(180,558,323)
Distributions in excess of net investment income		(196,866)
TOTAL NET ASSETS		$948,538,939
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$948,538,939 ÷ 151,257,648 shares outstanding, no par value, unlimited shares authorized		$6.27
See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended June 30, 2008 (unaudited)

Investment Income:
Interest			$40,560,009
Dividends (including $404,972 received from an affiliated issuer (Note 5))			407,366
TOTAL INCOME			40,967,375
Expenses:
Administrative personnel and services fee (Note 5)		$353,868
Custodian fees		19,197
Transfer and dividend disbursing agent fees and expenses		8,265
Directors’/Trustees’ fees		6,241
Auditing fees		12,929
Legal fees		8,103
Portfolio accounting fees		68,102
Insurance premiums		2,723
Miscellaneous		1,814
TOTAL EXPENSES		481,242
Waiver of administrative personnel and services fee (Note 5)	$(353,868)
Net expenses			127,374
Net investment income			40,840,001
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments			667,873
Net change in unrealized depreciation of investments			(46,917,707)
Net realized and unrealized loss on investments			(46,249,834)
Change in net assets resulting from operations			$(5,409,833)
See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 6/30/2008	Year Ended 12/31/2007
Increase (Decrease) in Net Assets
Operations:
Net investment income	$40,840,001	$66,767,097
Net realized gain on investments, swap contracts and foreign currency transactions	667,873	8,354,447
Net change in unrealized appreciation/depreciation of investments, swap contracts and translation of assets and liabilities in foreign currency	(46,917,707)	(37,064,309)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(5,409,833)	38,057,235
Distributions to Shareholders:
Distributions from net investment income	(41,076,095)	(68,382,170)
Share Transactions:
Proceeds from sale of shares	156,512,500	121,911,127
Net asset value of shares issued to shareholders in payment of distributions declared	35,538,349	59,251,985
Cost of shares redeemed	(40,345,134)	(131,073,616)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	151,705,715	50,089,496
Change in net assets	105,219,787	19,764,561
Net Assets:
Beginning of period	843,319,152	823,554,591
End of period (including undistributed (distributions in excess of) net investment income of $(196,866) and $39,228, respectively)	$948,538,939	$843,319,152
See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

June 30, 2008 (unaudited)

1. ORGANIZATION
Federated Core Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Trust consists of three diversified portfolios. The financial statements included herein are only those of High Yield Bond Portfolio (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to seek high current income.

The Fund’s portfolio consists primarily of lower rated corporate debt obligations. These lower rated debt obligations may be more susceptible to real or perceived adverse economic conditions than investment grade bonds. These lower rated debt obligations are regarded as predominately speculative with respect to each issuer’s continuing ability to make interest and principal payments (i.e., the obligations are subject to the risk of default). Currently, the Fund is only available for purchase by other Federated funds and their affiliates, or insurance company separate accounts, common or commingled trust funds or similar organizations or parties that are accredited investors within the meaning of Regulation D of the Securities Act of 1933.

2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

•	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.

•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

•	Shares of other mutual funds are valued based upon their reported NAVs.

•	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.

•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.

•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

•	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;

•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund adopted the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), “Accounting for Uncertainty in Income Taxes”, on January 1, 2007. As of and during the six months ended June 30, 2008, the Fund did not have a liability for any unrecognized tax expenses. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2008, tax years 2004 through 2007 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Swap Contracts

Swap contracts involve two parties that agree to exchange the returns (or the differential in rates of return) earned or realized on particular predetermined investments, instruments, indices or other measures. The gross returns to be exchanged or “swapped” between parties are generally calculated with respect to a “notional amount” for a predetermined period of time. The Fund may enter into interest rate, total return, credit default, foreign exchange and other swap agreements.

The “buyer” in a credit default swap is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or the “par value”, of the reference obligation in exchange for the reference obligation. The Fund may be either the buyer or seller in a credit default swap transaction. Risks may arise upon entering into swap agreements from the potential inability of the counterparties to meet the terms of their contract from unanticipated changes in the value of the swap agreement.

Upfront payments received or paid by the Fund will be reflected as an asset or liability on the Statement of Assets and Liabilities. Changes in the value of swap contracts are included in Swaps, at value on the Statement of Assets and Liabilities, and periodic payments are reported as Net realized gain/loss on swap contracts in the Statement of Operations. For the six months ended June 30, 2008, the Fund had no realized gains or losses on swap contracts.

At June 30, 2008, the Fund had no outstanding swap contracts.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, held at June 30, 2008, is as follows:

Security	Acquisition Date	Acquisition Cost
CVC Claims Litigation LLC	3/26/1997 – 5/20/1998	$1,676,091
Herbst Gaming, Inc., Sr. Sub. Note, 7.00%, 11/15/2014	11/5/2004 – 1/3/2008	$2,985,688
Neenah Enterprises, Inc., Warrants	9/24/2003	$0
Pliant Corp.	7/18/2006	$0
Royal Oak Mines, Inc.	2/24/1999	$6,392
Russell Stanley Holdings, Inc.	11/9/2001	$0
Russell Stanley Holdings, Inc., Sr. Sub. Note, 9.00%, 11/30/2008	2/5/1999 – 5/15/2005	$2,684,423
Sleepmaster LLC	12/23/2004	$0

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:

	Six Months Ended 6/30/2008	Year Ended 12/31/2007
Shares sold	24,398,819	18,326,111
Shares issued to shareholders in payment of distributions declared	5,560,120	8,710,094
Shares redeemed	(6,263,721)	(19,226,425)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	23,695,218	7,809,780

4. FEDERAL TAX INFORMATION
At June 30, 2008, the cost of investments for federal tax purposes was $1,002,581,815. The net unrealized depreciation of investments for federal tax purposes was $69,334,975. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $7,531,641 and net unrealized depreciation from investments for those securities having an excess of cost over value of $76,866,616.

At December 31, 2007, the Fund had a capital loss carryforward of $173,728,678 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2009	$39,627,336
2010	$88,455,746
2011	$45,645,596
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund’s investment adviser (the “Adviser), subject to the direction of the Trustees. The Adviser provides investment adviser services at no fee, because all investors in the Fund are other Federated funds, insurance company separate accounts, common or commingled trust funds or similar organizations or entities that are “accredited investors” within the meaning of Regulation D of the 1933 Act.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended June 30, 2008, FAS waived its entire fee of $353,868.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. Transactions with the affiliated company during the six months ended June 30, 2008 were as follows:

Affiliate	Balance of Shares Held 12/31/2007	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 6/30/2008	Value	Dividend Income
Prime Value Obligations Fund, Institutional Shares	28,677,973	191,671,194	209,464,710	10,884,457	$10,884,457	$404,972

6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the six months ended June 30, 2008, were as follows:

Purchases	$236,116,283
Sales	$70,465,255

7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of June 30, 2008, there were no outstanding loans. During the six months ended June 30, 2008, the Fund did not utilize the LOC.

8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of June 30, 2008, there were no outstanding loans. During the six months ended June 30, 2008, the program was not utilized.

9. LEGAL PROCEEDINGS
Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”), and various Federated funds (“Funds”) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated’s first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General (“NYAG”), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel have been defending this litigation, and none of the Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys’ fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

10. RECENT ACCOUNTING PRONOUNCEMENTS
In March 2008, FASB released Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (FAS 161). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of adopting FAS 161 and its impact on the financial statements and the accompanying notes.

Evaluation and Approval of Advisory Contract –May 2008

HIGH YIELD BOND PORTFOLIO (THE “FUND”)
The Fund’s Board reviewed the Fund’s investment advisory contract at meetings held in May 2008. The Board’s decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. The Fund is distinctive in that it is designed for the efficient management of a particular asset class and is made available for investment only to other Federated funds and a limited number of other accredited investors. In addition, the Adviser does not charge an investment advisory fee for its services although it or its affiliates may receive compensation for managing assets invested in the Fund.

The Federated funds’ Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

As previously noted, the Adviser does not charge an investment advisory fee for its services; however, the Board did consider compensation and benefits received by the Adviser, including fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser’s fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser’s cost of providing the services; the extent to which the Adviser may realize “economies of scale” as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser’s relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser’s services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund’s advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer’s evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board’s formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board has received information on particular matters as the need arose. Thus, the Board’s consideration of the advisory contract included review of the Senior Officer’s evaluation, accompanying data and additional reports covering such matters as: the Adviser’s investment philosophy, personnel and processes; investment and operating strategies; the Fund’s short- and long-term performance, and comments on the reasons for performance; the Fund’s investment objectives; the Fund’s overall expense structure; the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the Fund’s relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated’s responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board’s evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

Because the Adviser does not charge the Fund an investment advisory fee, the Fund’s Board does not consider fee comparisons to other mutual funds or other institutional or separate accounts to be relevant.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. Because the Adviser does not charge an investment advisory fee for its services, these reports generally cover fees received by Federated’s subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds’ administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive non-advisory fees and/or reimburse other expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated’s profit margins did not appear to be excessive and the Board agreed.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. In particular, due to the unusual nature of the Fund as primarily an internal product with no advisory fee, the Board does not consider the assessment of whether economies of scale would be realized if the Fund were to grow to some sufficient size to be relevant. With respect to the factors that were relevant, the Board’s decision to approve the contract reflects its determination that Federated’s performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio, as well as, a report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 are available, without charge and upon request, by calling 1-800-341-7400. These materials are also available at the SEC’s website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.)

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Cusip 31409N101

31867 (8/08)

Item 2.                      Code of Ethics

Not Applicable

Item 3.                      Audit Committee Financial Expert

Not Applicable

Item 4.                      Principal Accountant Fees and Services

Not Applicable

Item 5.                      Audit Committee of Listed Registrants

Not Applicable

Item 6.                      Schedule of Investments

Not Applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.                      Submission of Matters to a Vote of Security Holders

No changes to report.

Item 11.                      Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.                      Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated Core Trust

By	/S/ Richard A. Novak
Richard A. Novak, Principal Financial Officer
Date	August 7, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ John B. Fisher
John B. Fisher, Principal Executive Officer
Date	August 25, 2008

By	/S/ Richard A. Novak
Richard A. Novak, Principal Financial Officer
Date	August 7, 2008